UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2018

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West International Index Fund
(Institutional Class, Investor Class and Class L)
Annual Report
December 31, 2018
On June 5, 2018 the Securities and Exchange Commission adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact (866) 345-5954 or make elections online at www.fundreports.com to let the Fund know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
The Great-West International Index Fund (Institutional Class shares) returned -13.56% in 2018 compared to -13.79% for the MSCI EAFE® Index, the Fund’s benchmark index.
Pacific Basin (ex-Japan) stocks fell 4.8% in 2018 as Chinese growth slowed throughout the year and acted as a drag on the region. The fall in commodity prices in the second half of the year was also negative for commodity exporters across the region. However, for the year the Pacific Basin outperformed most other regions as economic releases were relatively positive towards year-end and two of the larger markets, Hong Kong and Australia, proved to be relatively resilient.
European ex U.K. markets were down 10.6% in 2018. Among the major economic regions the Eurozone experienced one of the most significant slowdowns in growth in 2018. In 2017 the region grew 2.6% year over year but growth slowed by approximately half over the first half of the year and declined even further to less than 1% annualized in the third quarter. Political tensions in Italy acted as a drag on sentiment towards the region throughout the year as did the ongoing uncertainty related to Brexit.
Japanese stocks fell 14.9% in 2018 due to a mixed growth backdrop. Distortions caused by severe weather events including a major earthquake and hurricanes caused major disruptions in activity levels and gave rise to a contraction in GDP in the third quarter. A stronger Yen through 2018 was a negative for Japanese exporters while the negative impact from the global trade issues was also evident given Japans’ sensitivity to the Asian region in general.
U.K. equities fell 8.8% in 2018, as global influences and Brexit related uncertainty acted as a drag on growth over the course of the year. GDP growth slowed from 1.8% in 2017 to an estimated 1.3% in 2018. The weakness in sterling associated with the ongoing Brexit uncertainty however acted as a partial offset, being supportive of exporters and helped soften the scale of the fall in the U.K. equity market.
The views and opinions in this report were current as of December 31, 2018 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from January 13, 2011 (inception) through December 31, 2011.
Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2018 (unaudited)
	One Year	Five Year	Since Inception(a)(b)(c)
Institutional Class	-13.56%	N/A	-0.29%
Investor Class	-13.84%	0.06%	2.53%
Class L	N/A	N/A	-9.69%
(a) Class L inception date was September 10, 2018.
(b) Institutional Class inception date was May 1, 2015.
(c) Investor Class inception date was January 13, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2018 (unaudited)
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	24.32%
Financial	22.31
Consumer, Cyclical	12.38
Industrial	11.95
Basic Materials	6.31
Communications	5.90
Energy	5.68
Technology	3.83
Utilities	3.73
Diversified	0.56
Short Term Investments	3.03
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2018 to December 31, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(06/30/18)	(12/31/18)	(06/30/18–12/31/18)
Institutional Class
Actual	$1,000.00	$ 887.30	$1.43 *
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.53 *
Investor Class
Actual	$1,000.00	$ 886.40	$3.11 *
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$3.31 *
Class L
Actual	$1,000.00	$ 903.10	$2.65 **
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.58 **
* Expenses are equal to the Fund's annualized expense ratio of 0.30% for the Institutional Class shares and 0.65% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 185/365 days to reflect the one-half year period.
** Expenses are equal to the Fund's annualized expense ratio of 0.90% for the Class L shares, multiplied by the average account value over the period, multiplied by 113/365 days to reflect the share class's inception date of September 10, 2018 through December 31, 2018.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
COMMON STOCK
Basic Materials — 6.32%
30,772	Air Liquide SA	$ 3,821,137
9,000	Air Water Inc	135,641
17,748	Akzo Nobel NV	1,429,320
161,468	Alumina Ltd	261,547
70,816	Anglo American PLC	1,583,312
25,604	Antofagasta PLC	256,014
44,123	ArcelorMittal	913,363
6,075	Arkema SA	521,528
85,500	Asahi Kasei Corp	877,519
64,681	BASF SE	4,505,273
205,231	BHP Group Ltd(a)	4,960,647
155,581	BHP Group PLC(b)	3,287,186
36,747	BlueScope Steel Ltd	283,471
17,581	Boliden AB(b)	380,963
9,994	Brenntag AG	436,230
14,797	Clariant AG	272,882
13,752	Covestro AG(c)	681,062
9,470	Croda International PLC	565,436
17,400	Daicel Corp	178,622
518	EMS-Chemie Holding AG	246,629
10,976	Evonik Industries AG	273,974
96,627	Fortescue Metals Group Ltd	284,933
14,471	Fresnillo PLC	158,972
652	Givaudan SA	1,511,773
778,385	Glencore PLC	2,893,590
6,200	Hitachi Chemical Co Ltd	93,271
13,100	Hitachi Metals Ltd	136,247
106,548	Incitec Pivot Ltd	246,289
44,403	Israel Chemicals Ltd	252,479
33,500	JFE Holdings Inc	533,599
12,459	Johnson Matthey PLC	444,698
13,100	JSR Corp	196,638
3,200	Kaneka Corp	114,600
12,200	Kansai Paint Co Ltd	234,329
21,400	Kobe Steel Ltd	148,328
13,783	Koninklijke DSM NV	1,118,157
22,100	Kuraray Co Ltd	310,826
6,181	LANXESS AG	284,181
89,300	Mitsubishi Chemical Holdings Corp	674,658
11,600	Mitsubishi Gas Chemical Co Inc	173,763
6,900	Mitsubishi Materials Corp	181,820
11,400	Mitsui Chemicals Inc	257,369
26,565	Mondi PLC	553,120
54,317	Newcrest Mining Ltd	834,801
10,600	Nippon Paint Holdings Co Ltd(a)	361,158
51,874	Nippon Steel & Sumitomo Metal Corp	891,242
8,700	Nissan Chemical Corp	453,992
11,400	Nitto Denko Corp	571,760
101,737	Norsk Hydro ASA	460,977
14,502	Novozymes A/S Class B	647,985
57,000	Oji Holdings Corp	291,238
27,881	Rio Tinto Ltd	1,543,101
82,197	Rio Tinto PLC	3,936,085
25,500	Shin-Etsu Chemical Co Ltd	1,959,237
Shares		Fair Value
Basic Materials — (continued)
9,200	Showa Denko KK(b)	$ 273,190
14,264	Smurfit Kappa Group PLC	379,531
5,519	Solvay SA	551,913
372,657	South32 Ltd	886,482
41,011	Stora Enso Oyj Class R	475,470
98,000	Sumitomo Chemical Co Ltd	474,586
16,300	Sumitomo Metal Mining Co Ltd	436,505
10,106	Symrise AG	748,785
8,000	Taiyo Nippon Sanso Corp	130,055
12,200	Teijin Ltd	194,711
31,337	thyssenkrupp AG	538,306
102,200	Toray Industries Inc	722,566
19,400	Tosoh Corp	251,639
14,011	Umicore SA	559,110
35,712	UPM-Kymmene Oyj	904,008
7,239	voestalpine AG	215,899
11,480	Yara International ASA	442,547
		56,812,275
Communications — 5.93%
3,397	1&1 Drillisch AG(a)	173,489
63,776	Auto Trader Group PLC(c)	370,036
4,266	Axel Springer SE	241,696
142,716	Bezeq The Israeli Telecommunication Corp Ltd	139,267
55,186	Bollore SA	221,255
590,108	BT Group PLC	1,793,903
6,400	CyberAgent Inc	247,409
5,823	Delivery Hero SE(b)(c)	217,396
15,200	Dentsu Inc	678,843
229,492	Deutsche Telekom AG	3,900,617
9,048	Elisa Oyj	374,762
10,800	Eutelsat Communications SA	212,773
19,000	Hakuhodo DY Holdings Inc	271,138
1,700	Hikari Tsushin Inc	265,720
253,900	HKT Trust & HKT Ltd	365,751
1,689	Iliad SA	237,039
89,506	Informa PLC	718,212
231,989	ITV PLC	369,100
4,510	JCDecaux SA	126,709
8,500	Kakaku.com Inc	150,354
124,400	KDDI Corp	2,972,528
278,692	Koninklijke KPN NV	814,059
5,200	LINE Corp(a)(b)	177,594
30,800	M3 Inc	414,914
4,404	Millicom International Cellular SA	278,666
7,200	MonotaRO Co Ltd(b)	177,490
3,975	Nice Ltd(b)	430,657
48,400	Nippon Telegraph & Telephone Corp	1,974,687
392,794	Nokia Oyj	2,280,219
94,300	NTT DOCOMO Inc	2,118,848
138,775	Orange SA	2,248,959
262,000	PCCW Ltd	150,865
51,082	Pearson PLC	611,826
14,394	ProSiebenSat.1 Media SE	256,121
9,448	Proximus SADP	255,652

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
Communications — (continued)
14,256	Publicis Groupe SA	$ 813,400
57,800	Rakuten Inc	387,759
2,402	RTL Group SA	128,725
5,688	Schibsted ASA Class B	173,029
20,580	SEEK Ltd	245,523
23,649	SES SA	452,787
102,200	Singapore Press Holdings Ltd	176,115
587,100	Singapore Telecommunications Ltd	1,263,577
58,600	SoftBank Group Corp	3,838,253
144,807	Spark New Zealand Ltd	403,928
1,818	Swisscom AG	868,962
33,855	Tele2 AB Class B	431,780
852,008	Telecom Italia SpA(b)	471,680
398,651	Telecom Italia SpA(a)	191,202
223,500	Telefonaktiebolaget LM Ericsson Class B	1,978,414
48,715	Telefonica Deutschland Holding AG	191,739
317,379	Telefonica SA(a)	2,671,509
3,041	Telenet Group Holding NV	141,445
51,136	Telenor ASA	993,077
222,290	Telia Co AB	1,057,409
272,504	Telstra Corp Ltd	546,877
22,307	TPG Telecom Ltd	101,185
8,900	Trend Micro Inc	480,916
7,634	United Internet AG	334,130
73,528	Vivendi SA	1,782,123
1,929,198	Vodafone Group PLC	3,750,428
2,784	Wix.com Ltd(b)	251,507
19,376	Wolters Kluwer NV	1,139,449
84,813	WPP PLC	922,801
234,800	Yahoo Japan Corp	584,117
14,000	ZOZO Inc	256,495
		53,268,895
Consumer, Cyclical — 12.11%
2,100	ABC-Mart Inc	116,296
13,580	Accor SA	577,482
13,112	adidas AG	2,740,267
11,000	Aisin Seiki Co Ltd	378,136
7,500	ANA Holdings Inc	269,243
39,212	Aristocrat Leisure Ltd	603,621
10,500	Asics Corp	133,356
14,700	Bandai Namco Holdings Inc	660,019
78,381	Barratt Developments PLC	462,248
23,419	Bayerische Motoren Werke AG	1,899,403
8,436	Berkeley Group Holdings PLC	374,055
41,000	Bridgestone Corp	1,572,999
26,751	Bunzl PLC	807,508
27,447	Burberry Group PLC	602,535
11,629	Carnival PLC	558,297
36,919	Cie Financiere Richemont SA	2,380,819
11,928	Cie Generale des Etablissements Michelin SCA	1,174,038
26,800	City Developments Ltd	159,774
118,897	Compass Group PLC	2,501,409
Shares		Fair Value
Consumer, Cyclical — (continued)
7,380	Continental AG	$ 1,027,562
23,402	Crown Resorts Ltd	195,577
65,199	Daimler AG	3,436,963
42,700	Daiwa House Industry Co Ltd	1,362,062
32,700	Denso Corp	1,447,553
18,499	Deutsche Lufthansa AG	417,774
3,969	Domino's Pizza Enterprises Ltd	113,701
8,800	Don Quijote Holdings Co Ltd	544,073
2,265	Dufry AG(a)	215,679
10,759	easyJet PLC	151,535
19,229	Electrolux AB Class B	405,323
4,400	FamilyMart UNY Holdings Co Ltd	553,759
4,100	Fast Retailing Co Ltd	2,094,038
4,863	Faurecia SA	183,488
17,745	Ferguson PLC	1,133,648
8,260	Ferrari NV	821,904
76,812	Fiat Chrysler Automobiles NV(b)	1,107,505
3,924	Flight Centre Travel Group Ltd	118,668
188,000	Galaxy Entertainment Group Ltd	1,187,531
464,897	Genting Singapore Ltd	332,782
35,000	GVC Holdings PLC	300,251
32,568	Harvey Norman Holdings Ltd(a)	72,492
59,097	Hennes & Mauritz AB Class B(a)	840,423
2,115	Hermes International	1,175,012
16,700	Hino Motors Ltd	157,256
113,100	Honda Motor Co Ltd	2,979,627
3,300	Hoshizaki Corp	200,240
4,168	HUGO BOSS AG	256,934
10,056	Iida Group Holdings Co Ltd	174,181
81,607	Industria de Diseno Textil SA	2,082,995
13,014	InterContinental Hotels Group PLC	703,798
41,229	International Consolidated Airlines Group SA	326,854
22,900	Isetan Mitsukoshi Holdings Ltd	253,015
41,500	Isuzu Motors Ltd	582,125
95,100	ITOCHU Corp	1,615,063
15,100	J Front Retailing Co Ltd	172,830
7,200	Japan Airlines Co Ltd	255,176
6,055	Jardine Cycle & Carriage Ltd	156,758
14,900	JTEKT Corp	164,791
5,396	Kering SA	2,527,858
138,784	Kingfisher PLC	364,728
7,000	Koito Manufacturing Co Ltd	361,155
5,700	Lawson Inc(a)	360,551
12,421	Luxottica Group SpA	735,592
19,551	LVMH Moet Hennessy Louis Vuitton SE	5,724,068
124,359	Marks & Spencer Group PLC(a)	389,881
105,700	Marubeni Corp	741,645
12,300	Marui Group Co Ltd	238,373
37,000	Mazda Motor Corp	380,375
4,500	McDonald's Holdings Co Japan Ltd(a)	191,151

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
Consumer, Cyclical — (continued)
15,887	Melco Resorts & Entertainment Ltd ADR	$ 279,929
45,603	Merlin Entertainments PLC(c)	184,660
54,000	MGM China Holdings Ltd	90,151
48,000	Minth Group Ltd	154,895
94,300	Mitsubishi Corp	2,585,381
43,700	Mitsubishi Motors Corp	237,977
112,500	Mitsui & Co Ltd	1,728,373
13,959	Moncler SpA(b)	464,523
9,546	Next PLC	485,931
17,000	NGK Insulators Ltd(a)	230,419
10,100	NGK Spark Plug Co Ltd	199,929
8,400	Nintendo Co Ltd	2,230,529
163,500	Nissan Motor Co Ltd	1,307,889
5,700	Nitori Holdings Co Ltd	713,870
7,116	Nokian Renkaat Oyj	218,559
13,600	Oriental Land Co Ltd	1,367,745
5,971	Paddy Power Betfair PLC	490,178
149,200	Panasonic Corp	1,340,327
6,895	Pandora A/S	281,488
22,139	Persimmon PLC	545,049
41,830	Peugeot SA	892,143
25,322	Pirelli & C SpA(b)(c)	162,724
520	Puma SE(b)	254,403
14,864	Renault SA	925,926
20,055	Rexel SA	213,628
9,614	Ryanair Holdings PLC(b)	117,961
1,500	Ryohin Keikaku Co Ltd	364,174
174,400	Sands China Ltd	760,561
3,000	Sankyo Co Ltd	114,091
1,478	SEB SA	191,016
10,400	Sega Sammy Holdings Inc	144,984
24,900	Sekisui Chemical Co Ltd	370,154
43,100	Sekisui House Ltd	632,927
88,000	Shangri-La Asia Ltd	129,911
13,300	Sharp Corp	133,158
1,500	Shimamura Co Ltd	114,863
5,200	Shimano Inc	733,030
33,500	Singapore Airlines Ltd	231,433
132,000	SJM Holdings Ltd	122,643
6,535	Sodexo SA	670,200
90,500	Sony Corp	4,362,970
9,200	Stanley Electric Co Ltd	257,366
41,300	Subaru Corp	882,307
91,600	Sumitomo Corp	1,299,691
52,800	Sumitomo Electric Industries Ltd	699,248
10,800	Sumitomo Rubber Industries Ltd	127,147
4,800	Sundrug Co Ltd	142,940
22,900	Suzuki Motor Corp	1,154,422
5,916	Swatch Group AG	851,411
147,718	Tabcorp Holdings Ltd	446,585
9,000	Takashimaya Co Ltd	114,915
207,694	Taylor Wimpey PLC	361,018
7,100	Toho Co Ltd	257,254
3,800	Toyoda Gosei Co Ltd	74,810
10,100	Toyota Industries Corp	465,103
Shares		Fair Value
Consumer, Cyclical — (continued)
162,555	Toyota Motor Corp	$ 9,409,755
15,100	Toyota Tsusho Corp	443,675
2,400	Tsuruha Holdings Inc	205,517
32,308	TUI AG	464,148
13,600	USS Co Ltd	228,186
16,419	Valeo SA	478,870
2,578	Volkswagen AG	412,414
105,175	Volvo AB Class B	1,377,168
3,100	Welcia Holdings Co Ltd(b)	140,121
13,365	Whitbread PLC	780,303
96,800	Wynn Macau Ltd	210,721
39,700	Yamada Denki Co Ltd	190,668
8,700	Yamaha Corp	370,092
17,800	Yamaha Motor Co Ltd	347,522
11,100	Yokohama Rubber Co Ltd	207,596
45,500	Yue Yuen Industrial Holdings Ltd	145,659
7,176	Zalando SE(a)(b)(c)	185,417
		108,820,579
Consumer, Non-Cyclical — 24.30%
46,310	a2 Milk Co Ltd(b)	347,907
11,697	Adecco Group AG	549,787
42,300	Aeon Co Ltd	826,799
33,700	Ajinomoto Co Inc	598,818
12,200	Alfresa Holdings Corp	310,973
54,479	Anheuser-Busch InBev SA	3,589,027
24,500	Asahi Group Holdings Ltd	949,469
6,800	Asahi Intecc Co Ltd(b)	287,677
34,593	Ashtead Group PLC	721,368
25,571	Associated British Foods PLC	666,145
135,000	Astellas Pharma Inc	1,724,845
89,432	AstraZeneca PLC	6,674,602
32,272	Atlantia SpA	667,874
16,724	Babcock International Group PLC	104,291
147	Barry Callebaut AG	229,417
64,703	Bayer AG	4,500,019
7,311	Beiersdorf AG	762,556
4,100	Benesse Holdings Inc	104,298
2,654	BioMérieux	175,059
112,621	Brambles Ltd	805,763
161,710	British American Tobacco PLC	5,144,425
18,959	Bureau Veritas SA	386,335
5,500	Calbee Inc	171,789
7,471	Carlsberg A/S Class B	794,758
42,218	Carrefour SA	721,376
3,820	Casino Guichard Perrachon SA	159,078
83	Chocoladefabriken Lindt & Spruengli AG	994,281
7,139	Chr Hansen Holding A/S	633,706
14,800	Chugai Pharmaceutical Co Ltd	858,389
35,390	Coca-Cola Amatil Ltd	204,115
11,100	Coca-Cola Bottlers Japan Holdings Inc	331,014
15,900	Coca-Cola European Partners PLC	732,245

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
14,554	Coca-Cola HBC AG	$ 455,321
4,274	Cochlear Ltd	523,687
80,149	Coles Group Ltd(b)	662,757
9,475	Coloplast A/S Class B	881,323
3,646	Colruyt SA	260,037
88,058	ConvaTec Group PLC(c)	155,977
31,772	CSL Ltd	4,149,989
17,000	Dai Nippon Printing Co Ltd	354,860
37,800	Daiichi Sankyo Co Ltd	1,209,060
21,400	Dairy Farm International Holdings Ltd	191,102
44,817	Danone SA	3,158,822
37,205	Davide Campari-Milano SpA	315,067
171,437	Diageo PLC	6,125,103
16,706	Edenred	615,265
17,900	Eisai Co Ltd	1,385,815
13,906	EssilorLuxottica SA	1,762,697
41,515	Essity AB	1,020,500
718	Eurofins Scientific SE	268,159
61,582	Experian PLC	1,492,474
36,551	Fisher & Paykel Healthcare Corp Ltd	319,406
15,430	Fresenius Medical Care AG & Co KGaA	1,000,193
29,169	Fresenius SE & Co KGaA	1,409,859
96,870	G4S PLC	244,469
4,472	Genmab A/S(b)	735,289
346,333	GlaxoSmithKline PLC	6,599,537
518,400	Golden Agri-Resources Ltd	93,074
22,075	Grifols SA(a)	579,509
4,439	H Lundbeck A/S	195,373
8,125	Heineken Holding NV	686,454
17,517	Heineken NV	1,548,273
7,297	Henkel AG & Co KGaA	718,193
3,800	Hisamitsu Pharmaceutical Co Inc	209,770
5,505	ICA Gruppen AB(a)	196,661
63,772	Imperial Brands PLC	1,935,184
11,425	Intertek Group PLC	699,097
2,414	Ipsen SA	312,340
10,848	ISS A/S	303,709
128,014	J Sainsbury PLC	432,588
73,400	Japan Tobacco Inc	1,744,065
15,529	Jeronimo Martins SGPS SA	184,027
36,600	Kao Corp	2,709,045
10,788	Kerry Group PLC Class A	1,068,258
10,800	Kikkoman Corp	577,957
55,600	Kirin Holdings Co Ltd	1,159,347
3,100	Kobayashi Pharmaceutical Co Ltd	210,228
86,758	Koninklijke Ahold Delhaize NV	2,191,700
65,600	Koninklijke Philips NV(b)	2,299,905
2,400	Kose Corp	376,987
16,100	Kyowa Hakko Kirin Co Ltd	304,227
13,700	Lion Corp	283,145
5,016	Lonza Group AG	1,303,934
17,744	L'Oreal SA	4,060,264
11,100	Medipal Holdings Corp	237,476
8,600	MEIJI Holdings Co Ltd	700,878
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
8,929	Merck KGaA	$ 919,086
11,828	METRO AG	181,999
19,600	Mitsubishi Tanabe Pharma Corp	282,938
30,827	Mowi ASA(a)	649,756
215,794	Nestle SA	17,403,570
6,000	NH Foods Ltd	225,552
13,425	Nisshin Seifun Group Inc	276,507
5,200	Nissin Foods Holdings Co Ltd	325,815
7,190	NMC Health PLC	250,756
151,892	Novartis AG	13,008,679
128,724	Novo Nordisk A/S Class B	5,911,918
20,400	Olympus Corp	623,929
25,600	Ono Pharmaceutical Co Ltd	522,770
6,982	Orion Oyj Class B	242,897
51,478	Orkla ASA	403,068
26,600	Otsuka Holdings Co Ltd	1,086,990
9,600	Park24 Co Ltd	211,403
15,238	Pernod Ricard SA	2,500,872
11,400	Persol Holdings Co Ltd	169,101
7,400	Pigeon Corp(b)	315,630
6,000	Pola Orbis Holdings Inc	161,689
16,638	QIAGEN NV(b)	561,422
9,471	Ramsay Health Care Ltd	385,247
7,585	Randstad NV	347,772
46,222	Reckitt Benckiser Group PLC	3,538,922
6,710	Recordati SpA	232,369
76,900	Recruit Holdings Co Ltd	1,857,807
140,435	RELX PLC	2,894,930
1,505	Remy Cointreau SA	170,625
49,297	Roche Holding AG	12,238,417
24,649	Ryman Healthcare Ltd	177,887
78,728	Sanofi	6,829,654
28,200	Santen Pharmaceutical Co Ltd	406,877
1,530	Sartorius Stedim Biotech(b)	153,183
14,300	Secom Co Ltd	1,186,193
23,434	Securitas AB Class B	377,520
51,900	Seven & i Holdings Co Ltd	2,255,320
377	SGS SA	848,636
15,200	Shimadzu Corp	299,742
19,700	Shionogi & Co Ltd	1,124,387
64,902	Shire PLC	3,776,078
27,700	Shiseido Co Ltd	1,734,794
11,124	Siemens Healthineers AG(b)(c)	464,835
59,602	Smith & Nephew PLC	1,115,289
1,841	Societe BIC SA	188,067
4,600	Sohgo Security Services Co Ltd	214,924
25,551	Sonic Healthcare Ltd	398,598
3,792	Sonova Holding AG	623,580
717	Straumann Holding AG	452,831
10,700	Sumitomo Dainippon Pharma Co Ltd	341,226
9,100	Suntory Beverage & Food Ltd	410,889
4,460	Suzuken Co Ltd	227,115
11,734	Swedish Match AB	461,937
10,900	Sysmex Corp	517,653
3,000	Taisho Pharmaceutical Holdings Co Ltd	301,105

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
52,400	Takeda Pharmaceutical Co Ltd(a)	$ 1,776,072
21,700	Terumo Corp	1,223,991
709,845	Tesco PLC	1,721,036
72,023	Teva Pharmaceutical Industries Ltd Sponsored ADR(b)	1,110,595
16,500	Toppan Printing Co Ltd	242,538
5,500	Toyo Suisan Kaisha Ltd	191,527
174,967	Transurban Group	1,436,046
46,950	Treasury Wine Estates Ltd	489,584
8,955	UCB SA	731,415
28,000	Unicharm Corp	905,575
106,025	Unilever NV	5,743,621
79,870	Unilever PLC	4,192,889
3,143	Vifor Pharma AG	342,007
82,972	Wesfarmers Ltd	1,885,012
766,500	WH Group Ltd(c)	588,708
8,317	William Demant Holding A/S(b)	236,800
137,900	Wilmar International Ltd	315,798
7,841	Wirecard AG	1,182,050
163,432	Wm Morrison Supermarkets PLC	444,193
88,418	Woolworths Group Ltd	1,834,143
7,300	Yakult Honsha Co Ltd	511,027
8,000	Yamazaki Baking Co Ltd	167,537
		218,409,561
Diversified — 0.56%
188,424	CK Hutchison Holdings Ltd	1,808,533
10,895	Industrivarden AB Class C	220,581
15,279	Jardine Matheson Holdings Ltd	1,065,135
16,200	Jardine Strategic Holdings Ltd	591,138
96,600	Keppel Corp Ltd	419,361
105,527	NWS Holdings Ltd	216,686
38,500	Swire Pacific Ltd Class A	406,483
5,933	Washington H Soul Pattinson & Co Ltd(b)	104,045
75,300	Wharf Holdings Ltd	196,315
		5,028,277
Energy — 5.70%
6,839	Aker BP ASA(b)	172,432
77,166	APA Group	462,235
1,406,337	BP PLC	8,889,527
16,543	Caltex Australia Ltd	296,804
6,822	DCC PLC	519,949
172,252	Eni SpA	2,721,103
84,746	Equinor ASA	1,797,644
37,736	Galp Energia SGPS SA	594,185
8,700	Idemitsu Kosan Co Ltd	282,982
68,400	Inpex Corp	606,080
43,000	John Wood Group PLC	276,551
241,650	JXTG Holdings Inc	1,255,016
4,454	Koninklijke Vopak NV	201,982
11,956	Lundin Petroleum AB	298,590
9,212	Neste Oyj	713,218
Shares		Fair Value
Energy — (continued)
117,232	Oil Search Ltd	$ 590,498
9,494	OMV AG	414,633
93,929	Repsol SA(a)(b)	1,510,094
323,418	Royal Dutch Shell PLC Class A	9,517,047
264,209	Royal Dutch Shell PLC Class B	7,897,499
122,116	Santos Ltd	470,956
11,600	Showa Shell Sekiyu KK	160,708
15,299	Siemens Gamesa Renewable Energy SA(a)(b)	186,272
168,359	Total SA	8,880,124
13,375	Vestas Wind Systems A/S	1,012,469
62,812	Woodside Petroleum Ltd	1,383,585
20,936	WorleyParsons Ltd(b)	168,155
		51,280,338
Financial — 22.42%
62,585	3i Group PLC	617,380
29,634	ABN AMRO Group NV(c)	697,344
25,100	Acom Co Ltd(a)	81,651
13,311	Admiral Group PLC	347,163
130,044	Aegon NV	609,080
7,200	AEON Financial Service Co Ltd	127,734
6,710	Aeon Mall Co Ltd	106,902
11,890	Ageas	535,236
854,200	AIA Group Ltd	7,095,681
52,163	AIB Group PLC	219,957
30,150	Allianz SE	6,058,808
218,103	AMP Ltd	376,504
3,873	Amundi SA(c)	204,770
10,000	Aozora Bank Ltd	298,049
49,082	Aroundtown SA(b)	407,183
167,875	Ascendas Real Estate Investment Trust	316,812
77,767	Assicurazioni Generali SpA	1,299,798
14,367	ASX Ltd	607,075
206,051	Australia & New Zealand Banking Group Ltd	3,560,287
264,598	Aviva PLC	1,266,029
133,534	AXA SA	2,881,921
2,311	Azrieli Group Ltd	110,562
3,602	Baloise Holding AG	497,295
452,599	Banco Bilbao Vizcaya Argentaria SA	2,404,128
411,660	Banco de Sabadell SA	471,030
106,001	Banco Espirito Santo SA(b)	146
1,141,846	Banco Santander SA(a)	5,185,133
91,937	Bank Hapoalim BM	581,424
105,114	Bank Leumi Le-Israel BM	635,416
80,853	Bank of East Asia Ltd	256,430
73,465	Bank of Ireland Group PLC	408,593
3,800	Bank of Kyoto Ltd	156,160
25,220	Bank of Queensland Ltd	172,380
77,928	Bankia SA(a)	228,003
42,574	Bankinter SA	341,619
1,204,352	Barclays PLC	2,303,945
28,426	Bendigo & Adelaide Bank Ltd	215,979
79,993	BNP Paribas SA	3,612,547

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
Financial — (continued)
248,500	BOC Hong Kong Holdings Ltd	$ 922,364
60,353	British Land Co PLC REIT	410,262
254,543	CaixaBank SA	921,807
170,469	CapitaLand Commercial Trust REIT	218,955
195,000	CapitaLand Ltd	444,684
151,900	CapitaLand Mall Trust REIT	251,895
35,861	Challenger Ltd	239,753
44,000	Chiba Bank Ltd	245,101
194,924	CK Asset Holdings Ltd	1,426,177
11,538	CNP Assurances	244,912
67,479	Commerzbank AG(b)	448,067
124,091	Commonwealth Bank of Australia	6,329,589
66,600	Concordia Financial Group Ltd	254,487
2,192	Covivio REIT	211,491
79,032	Credit Agricole SA	850,577
10,200	Credit Saison Co Ltd	119,508
182,305	Credit Suisse Group AG	1,992,902
77,100	Dai-ichi Life Holdings Inc	1,197,335
5,000	Daito Trust Construction Co Ltd	684,517
139	Daiwa House REIT Investment Corp	311,377
116,000	Daiwa Securities Group Inc	588,774
48,207	Danske Bank A/S	957,025
128,782	DBS Group Holdings Ltd	2,239,500
131,634	Deutsche Bank AG	1,049,807
13,252	Deutsche Boerse AG	1,584,349
24,561	Deutsche Wohnen SE	1,122,458
65,556	Dexus REIT	490,661
100,338	Direct Line Insurance Group PLC	407,741
66,906	DNB ASA	1,073,953
21,497	Erste Group Bank AG	712,789
2,984	Eurazeo SE	211,258
8,047	EXOR NV	436,851
9,200	Fukuoka Financial Group Inc	186,516
3,156	Gecina SA REIT	408,545
12,726	Gjensidige Forsikring ASA	199,083
113,773	Goodman Group REIT	852,258
120,780	GPT Group REIT	454,500
5,966	Groupe Bruxelles Lambert SA	519,894
51,778	Hammerson PLC REIT	217,916
58,000	Hang Lung Group Ltd	147,881
169,000	Hang Lung Properties Ltd	321,222
51,200	Hang Seng Bank Ltd	1,146,944
4,397	Hannover Rueck SE	592,585
19,748	Hargreaves Lansdown PLC	465,630
99,846	Henderson Land Development Co Ltd	496,940
82,312	Hong Kong Exchanges & Clearing Ltd	2,379,522
76,100	Hongkong Land Holdings Ltd	479,745
1,398,157	HSBC Holdings PLC	11,532,644
18,300	Hulic Co Ltd	163,536
40,000	Hysan Development Co Ltd	190,215
2,236	ICADE REIT	170,412
282,797	ING Groep NV	3,041,937
Shares		Fair Value
Financial — (continued)
162,398	Insurance Australia Group Ltd	$ 800,984
1,116,711	Intesa Sanpaolo SpA	2,486,497
42,339	Investec PLC	237,964
33,778	Investor AB Class B	1,435,374
43,400	Japan Exchange Group Inc	700,037
25,900	Japan Post Bank Co Ltd	285,153
115,000	Japan Post Holdings Co Ltd	1,327,793
57	Japan Prime Realty Investment Corp REIT	216,451
95	Japan Real Estate Investment Corp REIT	533,394
171	Japan Retail Fund Investment Corp REIT	341,242
15,742	Julius Baer Group Ltd	560,990
17,325	KBC Group NV	1,114,673
45,500	Kerry Properties Ltd	155,295
15,104	Kinnevik AB Class B	365,507
14,602	Klepierre SA REIT	451,262
4,976	L E Lundbergforetagen AB Class B	146,947
54,012	Land Securities Group PLC REIT	554,449
396,689	Legal & General Group PLC	1,168,286
145,000	Link REIT	1,469,970
4,847,458	Lloyds Banking Group PLC	3,194,734
21,430	London Stock Exchange Group PLC	1,111,527
21,754	Macquarie Group Ltd	1,666,268
72,881	Mapfre SA(a)	193,566
66,650	Mebuki Financial Group Inc	176,262
178,708	Medibank Private Ltd	323,530
40,684	Mediobanca Banca di Credito Finanziario SpA	344,246
395,107	Melrose Industries PLC	825,168
289,128	Mirvac Group REIT	456,627
84,600	Mitsubishi Estate Co Ltd	1,331,055
845,600	Mitsubishi UFJ Financial Group Inc	4,149,913
27,800	Mitsubishi UFJ Lease & Finance Co Ltd	133,246
59,700	Mitsui Fudosan Co Ltd	1,326,051
8,477	Mizrahi Tefahot Bank Ltd	143,171
1,633,900	Mizuho Financial Group Inc	2,528,030
36,400	MS&AD Insurance Group Holdings Inc	1,034,680
11,173	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,436,820
187,402	National Australia Bank Ltd	3,180,085
58,415	Natixis SA	275,514
428,432	New World Development Co Ltd	565,860
113	Nippon Building Fund Inc REIT	711,541
110	Nippon Prologis REIT Inc	232,152
20,007	NN Group NV	795,451
231,200	Nomura Holdings Inc	876,157
8,400	Nomura Real Estate Holdings Inc	154,035
368	Nomura Real Estate Master Fund Inc REIT	484,179

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
Financial — (continued)
212,538	Nordea Bank Abp(b)	$ 1,789,187
93,300	ORIX Corp	1,363,292
215,021	Oversea-Chinese Banking Corp Ltd	1,778,565
2,603	Pargesa Holding SA	187,734
1,240	Partners Group Holding AG	754,350
33,799	Poste Italiane SpA(c)	271,024
188,275	Prudential PLC	3,360,726
98,318	QBE Insurance Group Ltd	700,084
9,542	Raiffeisen Bank International AG	243,483
3,507	REA Group Ltd	182,968
137,000	Resona Holdings Inc	657,118
343,933	Royal Bank of Scotland Group PLC	953,649
75,441	RSA Insurance Group PLC	494,908
29,395	Sampo Oyj Class A	1,302,778
15,240	SBI Holdings Inc	297,211
362,542	Scentre Group REIT	996,689
8,153	Schroders PLC	253,812
11,012	SCOR SE	495,060
63,743	Segro PLC REIT	478,365
36,500	Seven Bank Ltd	104,195
10,200	Shinsei Bank Ltd	121,260
32,000	Shizuoka Bank Ltd	249,441
49,900	Singapore Exchange Ltd	261,517
208,826	Sino Land Co Ltd	357,777
114,866	Skandinaviska Enskilda Banken AB	1,116,600
53,144	Societe Generale SA	1,684,908
22,250	Sompo Holdings Inc	755,835
11,100	Sony Financial Holdings Inc	206,866
33,704	St James's Place PLC	405,839
199,239	Standard Chartered PLC	1,548,165
150,501	Standard Life Aberdeen PLC(b)	492,696
165,723	Stockland	411,124
97,600	Sumitomo Mitsui Financial Group Inc	3,217,390
22,886	Sumitomo Mitsui Trust Holdings Inc	833,439
24,000	Sumitomo Realty & Development Co Ltd	878,607
119,000	Sun Hung Kai Properties Ltd	1,698,323
89,401	Suncorp Group Ltd	795,648
158,100	Suntec Real Estate Investment Trust	206,232
103,462	Svenska Handelsbanken AB Class A	1,151,085
61,547	Swedbank AB Class A	1,375,647
91,800	Swire Properties Ltd	322,552
2,315	Swiss Life Holding AG	893,520
5,817	Swiss Prime Site AG	471,184
20,942	Swiss Re AG	1,926,671
38,600	T&D Holdings Inc	446,507
45,800	Tokio Marine Holdings Inc	2,175,899
2,700	Tokyo Century Corp	118,915
48,200	Tokyu Fudosan Holdings Corp	237,579
10,546	Tryg A/S	265,980
277,267	UBS Group AG	3,458,419
Shares		Fair Value
Financial — (continued)
10,513	Unibail-Rodamco-Westfield REIT(b)	$ 1,617,635
147,269	UniCredit SpA	1,668,103
95,106	United Overseas Bank Ltd	1,720,466
186	United Urban Investment Corp REIT	288,063
31,206	UOL Group Ltd	141,923
214,476	Vicinity Centres REIT	393,001
32,695	Vonovia SE	1,473,857
1,821	Wendel SA	218,439
242,926	Westpac Banking Corp	4,292,474
78,300	Wharf Real Estate Investment Co Ltd	468,306
53,000	Wheelock & Co Ltd	303,423
13,000	Yamaguchi Financial Group Inc	124,265
10,635	Zurich Insurance Group AG	3,170,175
		201,498,094
Industrial — 11.98%
128,467	ABB Ltd	2,453,219
16,956	ACS Actividades de Construccion y Servicios SA(b)	656,324
4,726	Aena SME SA(c)	734,287
8,799	AerCap Holdings NV(b)	348,440
2,294	Aeroports de Paris	435,005
13,000	AGC Inc	404,079
41,475	Airbus SE(a)	3,954,223
21,830	Alfa Laval AB	469,286
12,400	Alps Alpine Co Ltd	240,441
13,754	Alstom SA	555,586
21,900	Amada Holdings Co Ltd	196,594
80,965	Amcor Ltd(a)	756,006
4,766	ANDRITZ AG	218,884
229	AP Moeller - Maersk A/S Class A	271,700
459	AP Moeller - Maersk A/S Class B	577,391
68,013	Assa Abloy AB Class B	1,217,895
45,921	Atlas Copco AB Class A(b)	1,095,585
32,725	Atlas Copco AB Class B(b)	717,063
59,546	Auckland International Airport Ltd	287,395
130,723	Aurizon Holdings Ltd	394,391
215,911	BAE Systems PLC	1,262,557
75,571	Boral Ltd	262,988
15,442	Bouygues SA	554,505
14,600	Brother Industries Ltd	216,099
11,800	Casio Computer Co Ltd	139,904
9,700	Central Japan Railway Co	2,046,577
33,304	Cie de Saint-Gobain	1,105,577
6,584	CIMIC Group Ltd	201,338
41,000	CK Infrastructure Holdings Ltd	310,276
74,713	CNH Industrial NV	675,054
134,300	ComfortDelGro Corp Ltd	212,133
58,834	CRH PLC	1,558,327
6,300	Daifuku Co Ltd	285,645
18,200	Daikin Industries Ltd	1,933,849

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
Industrial — (continued)
150	Dassault Aviation SA	$ 207,954
67,238	Deutsche Post AG	1,836,219
1,800	Disco Corp	209,284
14,571	DSV A/S	962,304
23,900	East Japan Railway Co	2,110,612
5,594	Eiffage SA	467,699
1,539	Elbit Systems Ltd	176,659
53,202	Epiroc AB Class A(b)	505,665
24,473	Epiroc AB Class B(b)	218,455
14,300	FANUC Corp	2,170,164
36,645	Ferrovial SA(a)	742,163
56,718	Fletcher Building Ltd(b)	185,777
3,234	Fraport AG Frankfurt Airport Services Worldwide	231,451
7,800	Fuji Electric Co Ltd	229,729
25,800	FUJIFILM Holdings Corp	1,000,125
11,350	GEA Group AG	292,214
2,515	Geberit AG	979,393
35,015	Getlink	470,509
16,200	Hankyu Hanshin Holdings Inc	538,612
10,308	HeidelbergCement AG	631,859
18,647	Hexagon AB Class B	862,005
2,079	Hirose Electric Co Ltd	203,397
6,700	Hitachi Construction Machinery Co Ltd	156,788
4,600	Hitachi High-Technologies Corp	144,046
67,500	Hitachi Ltd	1,789,442
1,197	HOCHTIEF AG	161,657
29,600	Hoya Corp	1,784,881
25,388	Husqvarna AB Class B	188,479
9,500	IHI Corp	261,646
2,215	Imerys SA	106,448
28,568	James Hardie Industries PLC	311,242
3,100	Japan Airport Terminal Co Ltd	107,165
14,000	JGC Corp	197,040
34,700	Kajima Corp	466,128
7,500	Kamigumi Co Ltd	153,441
9,700	Kawasaki Heavy Industries Ltd	206,995
6,600	Keihan Holdings Co Ltd	268,929
15,000	Keikyu Corp	245,120
7,000	Keio Corp	407,351
8,600	Keisei Electric Railway Co Ltd	269,447
6,580	Keyence Corp	3,325,834
9,774	Kingspan Group PLC(b)	418,987
12,100	Kintetsu Group Holdings Co Ltd	525,782
4,493	KION Group AG	228,486
64,400	Komatsu Ltd	1,383,953
23,196	Kone Oyj Class B	1,107,410
71,100	Kubota Corp	1,010,596
3,526	Kuehne + Nagel International AG	453,890
9,000	Kurita Water Industries Ltd	217,899
21,500	Kyocera Corp	1,074,679
10,300	Kyushu Railway Co	348,478
33,494	LafargeHolcim Ltd	1,382,250
20,279	Legrand SA	1,146,423
40,220	LendLease Group	329,491
Shares		Fair Value
Industrial — (continued)
26,809	Leonardo SpA	$ 236,193
16,500	LIXIL Group Corp	204,551
16,000	Makita Corp	568,257
4,000	Maruichi Steel Tube Ltd	125,479
48,148	Meggitt PLC	289,165
7,697	Metso Oyj	202,218
24,800	MINEBEA MITSUMI Inc	357,616
22,400	MISUMI Group Inc	471,896
129,500	Mitsubishi Electric Corp	1,428,074
22,300	Mitsubishi Heavy Industries Ltd	800,177
7,100	Mitsui OSK Lines Ltd	153,643
112,584	MTR Corp Ltd	592,510
4,176	MTU Aero Engines AG	758,369
13,300	Murata Manufacturing Co Ltd	1,792,173
7,000	Nabtesco Corp	151,556
11,800	Nagoya Railroad Co Ltd	310,771
16,900	Nidec Corp	1,912,184
21,700	Nikon Corp	323,224
5,200	Nippon Electric Glass Co Ltd	127,398
5,300	Nippon Express Co Ltd	294,433
9,800	Nippon Yusen KK	149,853
23,700	NSK Ltd	203,340
49,100	Obayashi Corp	444,597
20,500	Odakyu Electric Railway Co Ltd	450,808
14,200	Omron Corp	514,777
24,040	Orica Ltd	292,194
6,411	OSRAM Licht AG	278,998
16,413	Prysmian SpA	319,348
2,300	Rinnai Corp	151,445
110,584	Rolls-Royce Holdings PLC(b)	1,164,723
55,857	Royal Mail PLC	193,802
23,408	Safran SA	2,807,441
75,444	Sandvik AB	1,080,982
44,200	SATS Ltd	151,388
4,455	Schindler Holding AG	878,781
39,157	Schneider Electric SE	2,656,071
14,100	Seibu Holdings Inc	245,248
6,100	SG Holdings Co Ltd	158,615
35,000	Shimizu Corp Class A	284,722
53,770	Siemens AG	6,000,824
8,701	Sika AG	1,105,232
131,000	Singapore Technologies Engineering Ltd	335,818
21,783	Skanska AB Class B	347,335
24,232	SKF AB Class B	368,294
3,900	SMC Corp	1,174,183
28,484	Smiths Group PLC	495,695
7,400	Sumitomo Heavy Industries Ltd	219,419
72,922	Sydney Airport	345,783
7,500	Taiheiyo Cement Corp	230,814
14,500	Taisei Corp	621,012
101,000	Techtronic Industries Co Ltd	535,973
34,736	Tenaris SA	373,336
7,335	Thales SA	857,148
7,700	THK Co Ltd	143,851
12,200	Tobu Railway Co Ltd	329,403
34,200	Tokyu Corp	558,861

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
Industrial — (continued)
43,700	Toshiba Corp(b)	$ 1,233,953
8,900	TOTO Ltd	307,853
11,100	Toyo Seikan Group Holdings Ltd	254,059
17,300	Venture Corp Ltd	177,616
37,062	Vinci SA	3,047,686
32,083	Wartsila Oyj Abp	512,140
17,590	Weir Group PLC	291,165
11,600	West Japan Railway Co	819,554
20,900	Yamato Holdings Co Ltd	573,008
143,900	Yangzijiang Shipbuilding Holdings Ltd	132,221
15,600	Yaskawa Electric Corp	381,329
14,300	Yokogawa Electric Corp	246,852
		107,708,712
Technology — 3.85%
32,779	Amadeus IT Group SA	2,280,686
20,300	ASM Pacific Technology Ltd	195,980
29,145	ASML Holding NV	4,565,849
6,039	Atos SE	494,810
76,700	Canon Inc	2,110,454
10,668	Capgemini SE	1,061,094
9,115	Check Point Software Technologies Ltd(b)	935,655
35,302	Computershare Ltd	427,834
8,840	Dassault Systemes SE	1,050,015
6,900	DeNA Co Ltd	115,091
13,500	Fujitsu Ltd	841,538
8,900	Hamamatsu Photonics KK	298,262
76,826	Infineon Technologies AG	1,538,186
3,810	Ingenico Group SA(a)	216,132
5,800	Konami Holdings Corp	254,863
30,000	Konica Minolta Inc	270,043
31,780	Micro Focus International PLC	556,541
19,800	NEC Corp	588,731
32,100	Nexon Co Ltd(b)	414,396
7,723	Nomura Research Institute Ltd	286,389
40,400	NTT Data Corp	441,561
23,723	NXP Semiconductors NV	1,738,421
4,100	Obic Co Ltd	316,473
2,600	Oracle Corp Japan	165,042
6,400	Otsuka Corp	176,137
53,900	Renesas Electronics Corp(b)	244,810
43,500	Ricoh Co Ltd	425,079
7,300	Rohm Co Ltd	465,923
80,133	Sage Group PLC	614,371
68,840	SAP SE	6,832,355
18,000	Seiko Epson Corp	251,400
50,917	STMicroelectronics NV	721,678
15,000	SUMCO Corp	167,055
9,000	TDK Corp	630,048
4,731	Teleperformance	756,818
4,540	Temenos AG(b)	545,539
10,500	Tokyo Electron Ltd	1,182,030
Shares		Fair Value
Technology — (continued)
5,130	Ubisoft Entertainment SA(b)	$ 413,283
		34,590,572
Utilities — 3.75%
47,403	AGL Energy Ltd	688,396
114,571	AusNet Services	125,561
362,961	Centrica PLC	625,866
40,700	Chubu Electric Power Co Inc	578,323
19,300	Chugoku Electric Power Co Inc	250,818
111,000	CLP Holdings Ltd	1,254,399
154,338	E.ON SE	1,523,522
171,566	EDP - Energias de Portugal SA	600,187
8,900	Electric Power Development Co Ltd	211,196
41,589	Electricite de France SA	658,224
17,322	Enagas SA	468,249
23,524	Endesa SA(a)	542,480
548,729	Enel SpA	3,181,120
127,367	Engie SA	1,830,003
31,486	Fortum Oyj	689,209
179,000	HK Electric Investments & HK Electric Investments Ltd(a)(c)	180,411
623,239	Hong Kong & China Gas Co Ltd	1,287,642
426,418	Iberdrola SA(b)	3,424,082
9,200	Innogy SE(c)	429,602
49,700	Kansai Electric Power Co Inc	745,337
27,400	Kyushu Electric Power Co Inc	326,269
77,682	Meridian Energy Ltd	177,749
249,302	National Grid PLC	2,438,683
25,587	Naturgy Energy Group SA	652,744
132,371	Origin Energy Ltd(b)	603,827
13,371	Orsted A/S(c)	894,758
32,900	Osaka Gas Co Ltd	600,161
101,000	Power Assets Holdings Ltd	701,687
27,819	Red Electrica Corp SA	620,371
37,343	RWE AG	813,327
69,000	Sembcorp Industries Ltd	128,554
14,661	Severn Trent PLC	339,758
146,199	Snam SpA	640,113
69,503	SSE PLC	959,364
23,612	Suez	311,927
104,751	Terna Rete Elettrica Nazionale SpA	594,896
5,200	Toho Gas Co Ltd	218,734
29,200	Tohoku Electric Power Co Inc	384,445
105,700	Tokyo Electric Power Co Holdings Inc(b)	627,862
28,100	Tokyo Gas Co Ltd	710,710
12,894	Uniper SE	332,608
50,321	United Utilities Group PLC	473,015
35,329	Veolia Environnement SA	723,511

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
Utilities — (continued)
3,909	Verbund AG(a)(b)	$ 167,351
		33,737,051
TOTAL COMMON STOCK — 96.92% (Cost $862,439,324)		$871,154,354
PREFERRED STOCK
Basic Materials — 0.02%
4,398	FUCHS PETROLUB SE	181,823
Consumer, Cyclical — 0.33%
3,566	Bayerische Motoren Werke AG	254,298
9,942	Porsche Automobil Holding SE	584,713
13,453	Volkswagen AG	2,145,159
		2,984,170
Consumer, Non-Cyclical — 0.15%
12,051	Henkel AG & Co KGaA	1,316,320
Industrial — 0.03%
2,252	Sartorius AG(b)	280,277
TOTAL PREFERRED STOCK — 0.53% (Cost $5,155,347)		$ 4,762,590
RIGHTS
Energy — 0.00%(d)
93,929	Repsol SA(a)(b)	43,044
Industrial — 0.00%(d)
5,086,864	Rolls-Royce Holdings PLC(b)(e)	6,484
TOTAL RIGHTS — 0.00%(d) (Cost $51,803)		$ 49,528
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.66%
$14,900,000	Federal Home Loan Bank 2.17%, 01/02/2019	$ 14,899,114
Repurchase Agreements — 1.39%
619,806	Undivided interest of 10.28% in a repurchase agreement (principal amount/value $6,043,463 with a maturity value of $6,044,443) with Mizuho Securities (USA) LLC, 2.92%, dated 12/31/18 to be repurchased at $619,806 on 1/2/19 collateralized by U.S. Treasury securities, 1.88% - 2.63%, 2/29/24 - 9/9/49, with a value of $6,164,334.(f)	619,806
2,964,215	Undivided interest of 5.33% in a repurchase agreement (principal amount/value $55,684,707 with a maturity value of $55,694,050) with RBC Capital Markets Corp, 3.02%, dated 12/31/18 to be repurchased at $2,964,215 on 1/2/19 collateralized by various U.S. Government Agency securities, 3.00% - 7.00%, 10/1/25 - 10/20/48, with a value of $56,798,401.(f)	2,964,215
2,964,215	Undivided interest of 6.18% in a repurchase agreement (principal amount/value $48,041,561 with a maturity value of $48,049,301) with Bank of Montreal, 2.90%, dated 12/31/18 to be repurchased at $2,964,215 on 1/2/19 collateralized by various U.S. Government Agency securities, 3.00% - 4.00%, 4/20/46 - 11/1/48, with a value of $49,002,392.(f)	2,964,215

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2018
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 2,964,215	Undivided interest of 8.20% in a repurchase agreement (principal amount/value $36,206,342 with a maturity value of $36,212,376) with Merrill Lynch, Pierce, Fenner & Smith, 3.00%, dated 12/31/18 to be repurchased at $2,964,215 on 1/2/19 collateralized by various U.S. Government Agency securities, 2.73% - 5.50%, 1/1/34 - 1/1/49, with a value of $36,930,469.(f)	$ 2,964,215
2,964,215	Undivided interest of 8.79% in a repurchase agreement (principal amount/value $33,818,901 with a maturity value of $33,824,537) with TD Securities (USA) Inc, 3.00%, dated 12/31/18 to be repurchased at $2,964,215 on 1/2/19 collateralized by Federal National Mortgage Association securities, 3.50% - 4.50%, 6/1/47 - 8/1/48, with a value of $34,495,279.(f)	2,964,215
		12,476,666
SHORT TERM INVESTMENTS — 3.05% (Cost $27,375,780)		$ 27,375,780
TOTAL INVESTMENTS — 100.50% (Cost $895,022,254)		$903,342,252
OTHER ASSETS & LIABILITIES, NET — (0.50)%		$ (4,483,233)
TOTAL NET ASSETS — 100.00%		$898,859,019
(a)	All or a portion of the security is on loan at December 31, 2018.
(b)	Non-income producing security.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	Represents less than 0.005% of net assets.
(e)	Security is fair valued using significant unobservable inputs.
(f)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At December 31, 2018, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Fair Value and Net Unrealized Depreciation
MSCI Emerging Markets Index Long Futures	312	26,769,600	March 2019	$(525,090)
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2018
At December 31, 2018, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
MEL	USD	8,278	AUD	11,776	February 14, 2019	$(24)
MEL	USD	30,317	AUD	43,129	February 15, 2019	(88)
MEL	USD	10,198	AUD	14,506	February 26, 2019	(30)
MEL	USD	42,458	AUD	60,389	February 28, 2019	(123)
MEL	USD	10,190	AUD	14,493	March 04, 2019	(30)
MEL	USD	9,917	AUD	14,102	March 13, 2019	(29)
MEL	USD	778,218	CHF	768,000	March 22, 2019	(9,207)
MEL	USD	15,978	EUR	13,996	January 02, 2019	(61)
MEL	USD	104,145	EUR	91,587	January 10, 2019	(881)
MEL	USD	104,627	EUR	91,189	February 01, 2019	(138)
MEL	USD	11,356	GBP	8,847	January 02, 2019	78
MEL	USD	14,841	GBP	11,578	January 04, 2019	80
MEL	USD	61,541	GBP	48,105	January 09, 2019	194
MEL	USD	84,244	GBP	64,926	January 10, 2019	1,440
MEL	USD	21,751	GBP	16,971	January 11, 2019	106
MEL	USD	7,212	GBP	5,655	January 16, 2019	(2)
MEL	USD	12,610	GBP	9,943	February 01, 2019	(87)
MEL	USD	38,285	GBP	30,158	February 05, 2019	(233)
MEL	USD	100,073	GBP	78,914	February 08, 2019	(730)
MEL	USD	1,314	JPY	148,920	January 10, 2019	(46)
MEL	USD	5,142	JPY	571,200	January 25, 2019	(82)
MEL	USD	8,429	JPY	952,101	February 15, 2019	(291)
MEL	USD	24,418	JPY	2,691,780	March 04, 2019	(270)
MEL	USD	7,796	JPY	859,350	March 05, 2019	(86)
MEL	USD	2,592	JPY	285,600	March 11, 2019	(29)
MEL	USD	13,091	JPY	1,442,331	March 12, 2019	(148)
MEL	USD	3,789	JPY	417,435	March 14, 2019	(43)
MEL	USD	11,896	JPY	1,310,105	March 19, 2019	(136)
MEL	USD	2,497	JPY	274,890	March 22, 2019	(29)
MEL	USD	3,543	JPY	389,980	March 26, 2019	(41)
MEL	USD	65,891	JPY	7,251,817	March 28, 2019	(771)
MEL	USD	74,941	JPY	8,242,535	April 01, 2019	(856)
MEL	USD	98,327	JPY	10,813,020	April 02, 2019	(1,116)
MEL	USD	29,068	SGD	39,922	January 10, 2019	(229)
					Net Depreciation	$(13,938)
Counterparty Abbreviations:
MEL	Mellon Capital
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
JPY	Japanese Yen
SGD	Singapore Dollar
USD	U.S. Dollar
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2018
Summary of Investments by Country as of December 31, 2018.
Country	Fair Value	Percentage of Fund Investments
Japan	$212,604,547	23.54%
United Kingdom	130,399,948	14.43
France	94,219,759	10.43
Switzerland	81,259,075	9.00
Germany	76,436,090	8.46
Australia	61,667,082	6.83
Netherlands	41,637,973	4.61
Hong Kong	33,771,328	3.74
United States	31,710,155	3.51
Spain	26,940,095	2.98
Sweden	23,498,659	2.60
Italy	17,825,377	1.97
Denmark	15,563,977	1.72
Singapore	11,734,728	1.30
Finland	9,022,888	1.00
Belgium	8,258,401	0.91
Norway	6,365,565	0.70
Ireland	5,841,423	0.65
Israel	4,767,390	0.53
Luxembourg	2,822,218	0.31
Austria	1,973,038	0.22
New Zealand	1,900,049	0.21
Portugal	1,378,545	0.15
South Africa	791,084	0.09
China	287,116	0.03
Chile	256,014	0.03
United Arab Emirates	250,756	0.03
Mexico	158,972	0.02
Total	$903,342,252	100.00%
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2018
Great-West International Index Fund
ASSETS:
Investments in securities, fair value (including $10,299,052 of securities on loan)(a)	$890,865,586
Repurchase agreements, fair value(b)	12,476,666
Cash	219,175
Cash denominated in foreign currencies, fair value(c)	2,486,190
Cash pledged on futures contracts	2,646,848
Dividends receivable	4,389,323
Subscriptions receivable	1,417,627
Receivable for investments sold	579,040
Variation margin on futures contracts	12,480
Unrealized appreciation on forward foreign currency contracts	1,898
Total Assets	915,094,833
LIABILITIES:
Payable for director fees	4,280
Payable for distribution fees	8,774
Payable for investments purchased	2,649
Payable for other accrued fees	168,740
Payable for shareholder services fees	68,278
Payable to investment adviser	204,062
Payable upon return of securities loaned	12,476,666
Redemptions payable	3,286,529
Unrealized depreciation on forward foreign currency contracts	15,836
Total Liabilities	16,235,814
NET ASSETS	$898,859,019
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$10,096,901
Paid-in capital in excess of par	892,467,292
Total distributable earnings	(3,705,174)
NET ASSETS	$898,859,019
NET ASSETS BY CLASS
Investor Class	$183,742,773
Class L	$46,449,472
Institutional Class	$668,666,774
CAPITAL STOCK:
Authorized
Investor Class	40,000,000
Class L	22,000,000
Institutional Class	180,000,000
Issued and Outstanding
Investor Class	18,212,551
Class L	5,386,976
Institutional Class	77,369,486
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2018
Great-West International Index Fund
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.09
Class L	$8.62
Institutional Class	$8.64
(a) Cost of investments	$882,545,588
(b) Cost of repurchase agreements	$12,476,666
(c) Cost of cash denominated in foreign currencies	$2,490,595
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2018
Great-West International Index Fund
INVESTMENT INCOME:
Interest	$231,396
Income from securities lending	319,846
Dividends	30,331,140
Foreign withholding tax	(2,745,291)
Total Income	28,137,091
EXPENSES:
Management fees	2,386,088
Shareholder services fees – Investor Class	676,336
Shareholder services fees – Class L	25,348
Audit and tax fees	75,379
Custodian fees	264,535
Director's fees	18,081
Distribution fees – Class L	18,085
Legal fees	2,762
Pricing fees	75,196
Registration fees	37,850
Shareholder report fees	1,586
Transfer agent fees	8,600
Other fees	1,625
Total Expenses	3,591,471
Less amount waived by investment adviser	18,792
Less amount waived by distributor - Class L	8
Net Expenses	3,572,671
NET INVESTMENT INCOME	24,564,420
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	14,991,477
Net realized loss on futures contracts	(3,555,535)
Net realized gain on forward foreign currency contracts	230,120
Net Realized Gain	11,666,062
Net change in unrealized depreciation on investments and foreign currency translations	(169,359,937)
Net change in unrealized depreciation on futures contracts	(703,180)
Net change in unrealized depreciation on forward foreign currency contracts	(18,649)
Net Change in Unrealized Depreciation	(170,081,766)
Net Realized and Unrealized Loss	(158,415,704)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(133,851,284)
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
Great-West International Index Fund	2018	2017
OPERATIONS:
Net investment income	$24,564,420	$20,894,974
Net realized gain	11,666,062	8,762,692
Net change in unrealized appreciation (depreciation)	(170,081,766)	168,722,397
Net Increase (Decrease) in Net Assets Resulting from Operations	(133,851,284)	198,380,063
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(6,346,289)	(4,970,638) (a)
Class L(b)	(2,060,082)	-
Institutional Class	(29,555,381)	(26,034,629) (c)
From Net Investment Income and Net Realized Gains	(37,961,752)	(31,005,267)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	120,158,717	103,229,333
Class L(b)	51,122,046	-
Institutional Class	184,059,271	107,560,299
Shares issued in reinvestment of distributions
Investor Class	6,346,289	4,970,638
Class L(b)	2,060,082	-
Institutional Class	29,555,381	26,034,629
Shares redeemed
Investor Class	(101,143,534)	(98,627,117)
Class L(b)	(1,691,634)	-
Institutional Class	(190,895,605)	(159,556,524)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	99,571,013	(16,388,742)
Total Increase (Decrease) in Net Assets	(72,242,023)	150,986,054
NET ASSETS:
Beginning of year	971,101,042	820,114,988
End of year(d)	$898,859,019	$971,101,042
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	10,210,811	9,010,078
Class L(b)	5,325,442	-
Institutional Class	17,976,808	10,857,030
Shares issued in reinvestment of distributions
Investor Class	633,876	410,137
Class L(b)	241,510	-
Institutional Class	3,446,685	2,491,424
Shares redeemed
Investor Class	(8,574,498)	(8,715,663)
Class L(b)	(179,976)	-
Institutional Class	(18,367,336)	(16,199,711)
Net Increase (Decrease)	10,713,322	(2,146,705)
(a)	For the year ended December 31, 2017, total distributions from the Investor Class consisted of net investment income of $3,696,051 and net realized gains of $1,274,587. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(b)	Class L inception date was September 10, 2018.
(c)	For the year ended December 31, 2017, total distributions from the Institutional Class consisted of net investment income of $20,121,802 and net realized gains of $5,912,827. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(d)	For the year ended December 31, 2017, net assets included undistributed (overdistributed) net investment income of $(3,984,580). The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2018	$12.13	0.27	(1.95)	(1.68)	-	(0.22)	(0.14)	(0.36)	$10.09	(13.84%)
12/31/2017	$ 9.99	0.23	2.23	2.46	-	(0.24)	(0.08)	(0.32)	$12.13	24.62%
12/31/2016	$10.10	0.21	(0.15)	0.06	-	(0.17)	(0.00) (d)	(0.17)	$ 9.99	0.65%
12/31/2015	$10.48	0.24	(0.35)	(0.11)	(0.00) (d)	(0.11)	(0.16)	(0.27)	$10.10	(1.08%)
12/31/2014	$11.38	0.21	(0.91)	(0.70)	-	(0.18)	(0.02)	(0.20)	$10.48	(6.19%)
Class L
12/31/2018 (e)	$10.00	0.02	(0.99)	(0.97)	-	(0.27)	(0.14)	(0.41)	$ 8.62	(9.69%) (f)
Institutional Class
12/31/2018	$10.46	0.27	(1.69)	(1.42)	-	(0.26)	(0.14)	(0.40)	$ 8.64	(13.56%)
12/31/2017	$ 8.65	0.24	1.93	2.17	-	(0.28)	(0.08)	(0.36)	$10.46	25.10%
12/31/2016	$ 8.80	0.21	(0.13)	0.08	-	(0.23)	(0.00) (d)	(0.23)	$ 8.65	0.93%
12/31/2015 (g)	$10.00	0.12	(1.06)	(0.94)	(0.00) (d)	(0.12)	(0.14)	(0.26)	$ 8.80	(9.35%) (f)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
12/31/2018	$183,743	0.65%	0.65%	2.28%	10%
12/31/2017	$193,453	0.68%	0.68%	2.02%	7%
12/31/2016	$152,267	0.70%	0.70%	2.16%	7%
12/31/2015	$153,247	0.70%	0.70%	2.19%	5%
12/31/2014	$606,557	0.70%	0.70%	1.87%	10%
Class L
12/31/2018 (e)	$ 46,449	1.16% (i)	0.90% (i)	0.80% (i)	10%
Institutional Class
12/31/2018	$668,667	0.30%	0.30%	2.66%	10%
12/31/2017	$777,648	0.33%	0.33%	2.40%	7%
12/31/2016	$667,848	0.35%	0.35%	2.43%	7%
12/31/2015 (g)	$553,492	0.35% (i)	0.35% (i)	1.95% (i)	5%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Class L inception date was September 10, 2018.
(f)	Not annualized for periods less than one full year.
(g)	Institutional Class inception date was May 1, 2015.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-five funds. Interests in the Great-West International Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the MSCI EAFE Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.

Annual Report - December 31, 2018

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Rights	Exchange traded close price, bids and evaluated bids.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.There were no transfers in or out of Level 3 during the year.

Annual Report - December 31, 2018

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 9,090,400	$ 862,063,954	$ —	$ 871,154,354
Preferred Stock	—	4,762,590	—	4,762,590
Rights	43,044	—	6,484	49,528
Short Term Investments	—	27,375,780	—	27,375,780
Total investments, at fair value:	9,133,444	894,202,324	6,484	903,342,252
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	1,898	—	1,898
Total Assets	$ 9,133,444	$ 894,204,222	$ 6,484	$ 903,344,150
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	$ —	$ (15,836)	$ —	$ (15,836)
Futures Contracts(a)	(525,090)	—	—	(525,090)
Total Liabilities	$ (525,090)	$ (15,836)	$ 0	$ (540,926)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Annual Report - December 31, 2018

Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2018 and 2017 were as follows:
	2018	2017
Ordinary income	$24,332,514	$23,824,047
Long-term capital gain	13,629,238	7,181,220
	$37,961,752	$31,005,267
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2018, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$47,268
Undistributed long-term capital gains	716,105
Capital loss carryforwards	—
Post-October losses	(2,815,837)
Net unrealized depreciation	(1,652,710)
Tax composition of capital	$(3,705,174)
The Fund has elected to defer to the next fiscal year the following Post-October losses:
Post-October Ordinary Losses	Post-October Capital Losses
$—	$(2,815,837)
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2018 were as follows:
Federal tax cost of investments	$904,455,934
Gross unrealized appreciation on investments	124,699,360
Gross unrealized depreciation on investments	(126,352,070)
Net unrealized depreciation on investments	$(1,652,710)

Annual Report - December 31, 2018

Application of Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued ASU No. 2018-13, “Fair-Value Measurement: Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement” (ASU No. 2018-13). ASU No. 2018-13 modifies the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement. The update to Topic 820 includes new, eliminated, and modified disclosure requirements. The disclosure changes in ASU 2018-13 are effective for the first interim or annual period beginning after December 15, 2019. Early adoption is permitted for any eliminated or modified disclosures. The Fund has evaluated the impact of ASU No. 2018-13 and has adopted the changes into these financial statements. These changes are reflected in Note 1.
In October 2018, the SEC amended Regulation S-X to require certain financial statement disclosure requirements to conform them to U.S. GAAP for investment companies. The Fund adopted disclosure requirement changes for Regulation S-X and these changes are reflected throughout this report. The Fund's adoption of those amendments, effective with the financial statements prepared as of December 31, 2018, had no effect on the Fund's financial position or the results of its operations.
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 203 futures contracts for the reporting period.

Annual Report - December 31, 2018

Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average notional amount of $3,383,262 in forward contracts for the reporting period.
Valuation of derivative investments as of December 31, 2018 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)			Net unrealized depreciation on futures contracts	$(525,090) (a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$1,898	Unrealized depreciation on forward foreign currency contracts	$ (15,836)
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the year ended December 31, 2018 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized loss on futures contracts	$(3,555,535)	Net change in unrealized depreciation on futures contracts	$(703,180)
Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$ 230,120	Net change in unrealized depreciation on forward foreign currency contracts	$ (18,649)
Concentration of Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.25% of the Fund’s average daily net assets up to $1 billion dollars, 0.20% of the Fund’s average daily net assets over $1 billion dollars and 0.15% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.32% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2019 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.

Annual Report - December 31, 2018

The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At December 31, 2018, the amounts subject to recoupment were as follows:
Expires December 31, 2021	Recoupment of Past Reimbursed Fees by the Adviser
$18,792	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited, an affiliate of the Adviser and GWL&A. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-five funds for which they serve as directors was $990,000 for the year ended December 31, 2018.
4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $162,791,849 and $95,937,967, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2018, the Fund had securities on loan valued at $10,299,052 and received collateral as reported on the Statement of Assets and Liabilities of $12,476,666 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2018, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

Annual Report - December 31, 2018

6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to December 31, 2018, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Annual Report - December 31, 2018

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West International Index Fund (the “Fund”), one of the funds of Great-West Funds, Inc., as of December 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 22, 2019
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
The Fund intends to pass through foreign tax credits of $2,107,783 and has derived gross income from sources within foreign countries amounting to $30,794,810.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2018, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 75	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp & Gold, Inc.	65	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 75	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	65	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 64	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Investment Holdings, LLC; Senior Managing Director, CBIZ MHM, LLC	65	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 59	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Colorado Developmental Disabilities Council; Regional Center Task Force; and Mental Health Center of Denver	65	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 55	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC; Member, Fios Partners LLC, Fios Holdings LLC, Roubaix Capital LLC; and Sole Member, Fios Companies LLC	65	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 56	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and Advised Assets Group, LLC ("AAG"); formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	65	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 56	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	65	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 62	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 44	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A and Great-West Life & Annuity Insurance Company of New York ("GWL&A of NY"); Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 51	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President Investment Accounting and Global Middle Office, GWL&A; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 37	Senior Counsel & Assistant Secretary	Since 2015	Senior Counsel, Products, GWL&A; Senior Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 51	Assistant Treasurer	Since 2007	Director, Investment Operations, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 43	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a sub-adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Invesco Advisers, Inc., the sub-adviser of the Great-West Invesco Small Cap Value Fund, (iii) a mutual fund advised by T. Rowe Price Associates, Inc., the sub-adviser of the Great-West T. Rowe Price Equity Income and Great-West T. Rowe Price Mid Cap Growth Funds, and (iv) a mutual fund advised by J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** Mr. Hillary is the Founder, Chairman and Chief Executive Officer of Independence Capital Asset Partners, LLC (“ICAP”), which has a prime brokerage and institutional trading relationship with Goldman Sachs & Co., the parent company of Goldman Sachs Asset Management, LP, the sub-adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds. ICAP previously was a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of both Franklin Advisers, Inc., a sub-adviser of the Great-West Global Bond Fund, and Franklin Templeton Institutional, LLC, a sub-adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $834,600 for fiscal year 2017 and $1,059,880 for fiscal year 2018.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $50,000 for fiscal year 2017 and $60,000 for fiscal year 2018. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2017 and $0 for fiscal year 2018.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2017 equaled $1,480,500 and for fiscal year 2018 equaled $1,167,000.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant's Form N-CSRs filed on March 1, 2017 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:February 22, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:February 22, 2019
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 22, 2019